Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (61,434,165)	$ (42,716,625)	$ (39,896,348)
Adjustments for:
Depreciation and amortization	2,389,524	2,261,858	2,061,819
Loss on disposal of plant and equipment	1,186	41	1,427
Share-based payments	1,163,543	1,796,286	2,001,572
Changes in fair value of US investor warrants	0	0	(131,896)
Net exchange difference	3,165,899	(283,057)	(296,038)
Net change in fair value of convertible note liability	144,115	125,317	139,048
Net change in fair value of forward contract	(9,242)	0	0
Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	(2,518,092)	601,765	(1,607,705)
Decrease/ (Increase) in other operating assets	(6,211,030)	2,688,608	(1,152,563)
Increase in trade and other payables	1,072,393	537,565	3,272,412
Increase in employee benefits provision	186,163	167,013	252,452
Net cash outflows used in operating activities	$ (62,049,706)	$ (34,821,229)	$ (35,355,820)